INCOME TAXES	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Note 11. INCOME TAXES

There was no provision for federal or state income taxes for the years ended September 30, 2016 and 2015, and the nine months ended September 30, 2014 due to the Company’s operating losses and a full valuation reserve on deferred tax assets. In addition, Citius Pharmaceuticals, LLC (the accounting acquirer) was treated as a partnership for federal and state income taxes from inception until the Reverse Acquisition was completed on September 12, 2014. A partnership’s income or loss is allocated directly to the partners for income tax purposes.

The income tax benefit differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income due to the following:

	Year Ended September 30, 2016	Year Ended September 30, 2015	Nine Months Ended September 30, 2014

Computed “expected” tax benefit	(35.0)%	(35.0)%	(35.0)%
Increase (decrease) in income taxes resulting from:
State taxes, net of federal benefit	(5.2)%	(5.2)%	(5.2)%
Permanent differences	4.2%	(4.6)%	—%
Tax reporting differences due to the reverse acquisition	—%	—%	11.3%
Increase in the valuation reserve	36.0%	44.8%	28.9%
	0.0%	0.0%	0.0%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	September 30, 2016	September 30, 2015
Deferred tax assets:
Net operating loss carryforward	$3,801,000	$1,131,000
Stock-based compensation	703,000	384,000
Valuation allowance	(4,504,000)	(1,515,000)
Deferred tax assets	$—	$—

The Company has recorded a valuation allowance against deferred tax assets as the utilization of the net operating loss carryforward and other deferred tax assets is uncertain. There were no deferred tax assets or liabilities carried forward from Trail One, Inc. (the legal acquirer in the Reverse Acquisition) as the Company did not acquire any assets or liabilities in the Reverse Acquisition. Accordingly, during the nine months ended September 30, 2014, the valuation allowance increased by $216,000. During the years ended September 30, 2016 and 2015, the valuation allowance increased by $2,989,000 and $1,299,000, respectively. The increase in the valuation allowance during the years ended September 30, 2016 and 2015, and the nine months ended September 30, 2014 was due to the Company’s net operating loss. At September 30, 2016, the Company has a net operating loss carryforward of approximately $9,456,000 which begins expiring in 2034.